PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Long service employee benefit (Details) Rp in Billions	12 Months Ended
Dec. 31, 2020 IDR (Rp)
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Minimum employee working period for benefits	30 years
Long service employee benefit obligation	Rp 53